Other (Expense) Income	12 Months Ended
Dec. 31, 2022
Other Income Expense [Abstract]
Other (Expense) Income	OTHER (EXPENSE) INCOME
Other (expense) income during the years ended December 31, 2022 and 2021 consists of the following:

	2022	2021
Change in fair value of foreign exchange contracts (note 14(a)(ii))	$17,921	$(4,410)
Change in fair value of gold contracts (note 14(b)(iv))	341	16,605
Change in fair value of warrants (notes 14(a)(i), (a)(iii), (b)(i), (b)(iii))	(69,922)	85,790
Gain on modification of Credit Facility (note 13(a))	4,958	—
Loss on sale of Mercedes (note 5(a))	(7,006)	—
Gain on sale of assets to Sandbox (note (5(b))	8,507	—
Loss on disposals and write-downs of plant and equipment	(13,733)	(12,414)
Gain on bargain purchase of Premier (note 5(c))	—	81,432
Gain on sale of Pilar and partial interest in Solaris (notes 5(e), 5(f))	—	95,717
Gain on reclassification of investment in Solaris (note 5(f))	—	186,067
Foreign exchange (loss) gain	(7,809)	152
Other expense	(1,137)	(22,377)
Total other (expense) income	$(67,880)	$426,562